Accrued Expenses - Summary of Other Accrued Expenses (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Professional liability risks	$ 515	$ 508
Defined contribution benefit plans	612	549
Right-of-use operating leases	364	392
Taxes other than income	371	361
Interest	402	353
Government stimulus refund liability	81	79
Other	1,236	1,080
Other accrued expenses	$ 3,581	$ 3,322